Note 17 - Segment Reporting - Reconciliation of EBITDA to Income Before Taxes (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Income before taxes	$ (26,767,000)	$ (6,395,000)	$ 4,014,000	$ (49,886)	$ (6,315,951)	$ 18,597,722	$ 4,669,937	$ 10,687,132
Depreciation and amortization	2,713,000	8,374,000	5,950,000			25,622,546	27,154,025	22,309,543
Interest expense	1,644,000	5,592,000	5,087,000			21,424,747	22,747,848	19,516,077
EBITDA	$ (22,410,000)	$ 7,571,000	$ 15,051,000			$ 65,645,015	$ 54,571,810	$ 52,512,752